RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Details Narrative) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Warrant reserve to share capital		$ 73,930
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Warrant reserve to share capital		$ 73,930